Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share
Earnings Per Share

Note 9:    Earnings Per Share

Basic earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders adjusted for the assumed exchange of all potentially dilutive securities by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Basic and diluted loss per share is computed using the two-class method.

The Company analyzed the calculation of earnings per share for comparative periods presented and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination.

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock:

Dollars in thousands, except per share amounts	Three Months Ended March 31,
Basic and Diluted EPS	2022	2021

Numerator:
Net loss	$(40,874)	$(27,195)
Less: net loss attributable to non-controlling interests	(39,430)	N/A
Net loss attributable to Redbox Entertainment Inc. — Basic and Diluted	$(1,444)	N/A

Denominator:
Weighted average shares of Class A common stock outstanding — Basic and Diluted	12,618,516	N/A

Earnings per share of Class A common stock outstanding — Basic and Diluted	$(0.11)	N/A

Shares of the Company’s Class B common stock do not share in the earnings or losses, are not entitled to receive dividends, or to receive any portion of assets upon liquidation of the Company, and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

As the Company was in a loss position for the three months ended March 31, 2022 and 2021, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted EPS.

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted EPS because their effect would have been anti-dilutive:

	Three Months Ended March 31,
	2022	2021
Public and private placement warrants	16,848,733	N/A

Note 12:   Earnings Per Share

Basic earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common stockholders adjusted for the assumed exchange of all potentially dilutive securities by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Basic and diluted loss per share is computed using the two-class method.

The Company analyzed the calculation of earnings per share for comparative periods presented and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination. The basic and diluted earnings per share for the year ended December 31, 2021 represent only the period from the Closing Date of the Business Combination to December 31, 2021, the period where the Company had Class A common stock outstanding.

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock:

Dollars in thousands, except per share amounts	Year ended December 31,
Basic and Diluted EPS	2021	2020	2019

Numerator:
Net loss	$(140,756)	$(69,503)	$(7,567)
Less: net loss attributable to legacy Redbox prior to the business combination	(105,496)	N/A	N/A
Less: net loss attributable to non-controlling interests	(27,967)	N/A	N/A
Net loss attributable to Redbox Entertainment Inc. — Basic and Diluted	$(7,293)	N/A	N/A

Denominator:
Weighted average shares of Class A common stock outstanding — Basic and Diluted	12,618,516	N/A	N/A

Earnings per share of Class A common stock outstanding — Basic and Diluted	$(0.58)	N/A	N/A

Shares of the Company’s Class B common stock do not share in the earnings or losses, are not entitled to receive dividends, or to receive any portion of assets upon liquidation of the Company, and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

As the Company was in a loss position for the years ended December 31, 2021, 2020 and 2019, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted EPS.

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted EPS because their effect would have been anti-dilutive:

	Year ended December 31,
	2021	2020	2019
Unvested restricted stock units	110	325	376
Public and private placement warrants	16,843,733	—	—